Financial debt (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current and non-current financial debt
Current financial debt	$ 3,194	$ 3,266
Non-current	9,041	8,646
Total financial debt	12,235	11,912
Bank overdrafts
Current and non-current financial debt
Current financial debt	135	1,707
Bank loans - principal
Current and non-current financial debt
Current financial debt	182	839
Notes - principal
Current and non-current financial debt
Current financial debt	2,158	566
NDF
Current and non-current financial debt
Current financial debt	8	2
Accrued interest and related expenses
Current and non-current financial debt
Current financial debt	711	152
Notes - principal
Current and non-current financial debt
Non-current		2,084
Bank loans - principal
Current and non-current financial debt
Non-current	8,012	$ 6,562
NDF
Current and non-current financial debt
Non-current	9
Accrued interests and related expenses
Current and non-current financial debt
Non-current	$ 1,020